SCHEDULE OF AMOUNT DUE TO RELATED PARTIES (Details) - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Purchase of intangible asset from Mr. Bun Kwai				$ 20,046
Total			1,464,186	247,025
Mr. Bun Kwai [Member]
Related Party Transaction [Line Items]
Due to shareholders		31,199	14,649
Due to related parties, accrued liabilities and other payables			10,940
Salary to Mr. Pak Lun Patrick Au			130,629	118,078
Purchase of intangible asset from Mr. Bun Kwai				20,046
Mr. Chun San Leung [Member]
Related Party Transaction [Line Items]
Due to related parties, accrued liabilities and other payables	[1]		2,124
Salary to Mr. Pak Lun Patrick Au	[1]		25,357	13,273
Mr. Pak Lun Patrick Au [Member]
Related Party Transaction [Line Items]
Due to related parties, accrued liabilities and other payables	[1]		7,723
Salary to Mr. Pak Lun Patrick Au	[1]		88,753	50,436
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties		31,199	35,436
Cubic Creation Limited [Member]
Related Party Transaction [Line Items]
Service fee to Cubic Creation Limited	[2]			45,192
MSB Infinitus Limited [Member]
Related Party Transaction [Line Items]
Total	[3]		$ 1,219,447

[1]	Mr. Chun San Leung and Mr. Pak Lun Patrick Au are the directors of QMMM Holdings Limited, Mr. Chun San Leung resigned on June 30, 2025 and Mr. Pak Lun Patrick Au resigned on February 14, 2025.
[2]	Cubic Creations Limited is fully owned by Mr. Chun San Leung.
[3]	MSB Infinitus Limited is the sole shareholder of Lasting Success Holdings Limited which is a shareholder of the Company. On October 28, 2024, MSB Infinitus Limited disposed all it’s shares in Lasting Success Holdings Limited to Ms. Stella Lo. MSB Infinitus Limited is not a related party to QMMM Holdings Limited thereafter.